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February 26, 2021 VIA EDGAR TRANSMISSION U.S. Securities and Exchange Commission Division of Investment Management	Jaclob C. Tiedt Shareholder +1 312 609 7697 jtiedt@vedderprice.com

100 F. Street, NE

Washington, DC 20549

Attn:	Ms. Lisa Larkin

Re:	Nuveen California Municipal Value Fund (the “Registrant”)
Post-Effective Amendment No. 1 to Form N-14
File No. 333-248308

To the Commission:

The Registrant is electronically transmitting herewith Post-Effective Amendment No. 1 (the “Post-Effective Amendment”) pursuant to Rule 414 under the Securities Act of 1933 to adopt as its own the registration statement on Form N-14 (File No. 333-248308) filed on October 13, 2020 by Nuveen California Municipal Value Fund, Inc., a Minnesota Corporation (the “Predecessor Registrant”), in connection with the reorganization of Nuveen California Municipal Value Fund 2 (the “Target Fund”) into the Registrant (the “Reorganization”). Pursuant to the Reorganization, the Target Fund will transfer substantially all of its assets to the Registrant in exchange for newly issued common shares of the Registrant, and the Registrant will assume substantially all of the liabilities of the Target Fund.

Prior to the consummation of the Reorganization, the Registrant will have acquired all of the assets of the Predecessor Registrant in exchange for newly issued common shares of the Registrant and the assumption by the Registrant of all of the liabilities of the Predecessor Registrant in a separate reorganization by which the Predecessor Registrant will change its domicile from a Minnesota corporation to a Massachusetts business trust.

At a shareholder meeting held on February 17, 2021, shareholders of the Predecessor Registrant voted to approve the change of domicile transaction and shareholders of the Target Fund voted to approve the Reorganization. The change of domicile transaction will be effective at 7:58 a.m. Central time on Monday, March 8, 2021. The Reorganization will be effective immediately thereafter at 7:59 a.m. Central time on Monday, March 8, 2021.

If you have any questions regarding the Post-Effective Amendment, please call the undersigned at (312) 609-7697 or Deborah Bielicke Eades at (312) 609-7661.

Sincerely,

/s/ Jacob C. Tiedt

Jacob C. Tiedt

Shareholder

cc:	Deborah Bielicke Eades, Shareholder, Vedder Price P.C.

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